Inventories - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Line Items]
Inventories gross	$ 6,827,170	$ 7,727,890
Less: provision of stock obsolescence	(539,658)	(298,597)	$ (330,065)
Total	6,287,512	7,429,293
Raw Materials [Member]
Schedule of Inventory [Line Items]
Inventories gross	3,067,178	2,233,878
Goods in transit [Member]
Schedule of Inventory [Line Items]
Inventories gross	142,162	3,360,649
Work in progress [Member]
Schedule of Inventory [Line Items]
Inventories gross		64,902
Finished goods [Member]
Schedule of Inventory [Line Items]
Inventories gross	$ 3,617,830	$ 2,068,461